Acquisition of Tiltan (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition of Tiltan [Abstract]
Schedule of Allocation of the Purchase Price

The allocation of the purchase price was as follows (in thousands):

December 31,
2025

Net tangible assets acquired	(86)
Customer relationships (11-year useful life)	4,663
Developed technology (15-year useful life)	2,725
Deferred tax liabilities	(887)
Goodwill	7,688
14,103